Key Management Personnel (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Key Management Personnel [Abstract]
Schedule of Key Management Personnel of the Consolidated Entity

The aggregate compensation paid/payable to members of key management personnel of the consolidated entity is set out below:

	Consolidated
	December 2024	December 2023
	$	$
Short-term employee benefits	199,095	321,333
Post-employment benefits	22,896	35,346
	221,991	356,679

During the financial year the following fees were paid or payable for services provided by the auditors of the Company:

	30 June 2024	30 June 2023
Audit or review of the consolidated financial statements – UHY Haines Norton	152,941	188,963
Audit and Review Services – M&K CPAS, PLLC	96,114	—
	249,055	188,963

Schedule of Compensation Paid/Payable to Members of Key Management Personnel of the Consolidated Entity

The aggregate compensation paid/payable to members of key management personnel of the Consolidated Entity is set out below:

	Consolidated
	30 June 2024	30 June 2023
	$	$
Short-term employee benefits	541,280	558,855
Post-employment benefits	57,670	57,440
Share-based payments	—	(34,722)
	598,950	581,573